Income Taxes (Tables)	12 Months Ended
May 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

The components of the net deferred tax assets for the year ended May 31, 2019 and 2018 are as follows:

	Year ended May 31, 2019	Year ended May 31, 2018
Net Operating Loss	$364,000	$2,000
Impairment of cost method investment	38,000	-
Gross deferred tax asset	402,000	-
Less: Valuation allowance	(381,000)	(2,000)
Net deferred tax asset	$21,000	$-
Deferred tax liabilities:
Amortization of intangible assets	(21,000)	-
Net deferred assets/liabilities	-	-

Schedule of Reconciliation of Statutory Federal Income Tax Rate

The table below summarizes the reconciliation of our income tax provision computed at the federal statutory rate of 21% for the year ended May 31, 2019 and 28% for the year ended May 31, 2018 and the actual tax provisions for the year ended May 31, 2019 and 2018.

	2019	2018

Expected provision (benefit) at statutory rate	(21.0)%	(28.0)%
State taxes, net of federal tax benefit	(4.4)%	(0)%
Change in federal rate	-%	7%
Permanent differences-stock based compensation	15.0	-
Increase in valuation allowance	10.4%	21%
Total provision (benefit) for income taxes	0.0%	0.0%